Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended		17 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 08, 2023	Jun. 30, 2015	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2024	Jun. 30, 2017	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000238581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (5.75%)
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Accumulated Value	$ 10,000	$ 10,000	$ 10,387		$ 8,984	$ 11,585	$ 10,804	$ 13,639	$ 11,544	$ 11,668	$ 11,069	$ 14,650	$ 12,047	$ 14,308	$ 15,959	$ 18,788